Note 14 - Subsequent Events	3 Months Ended
Feb. 28, 2017
Note 14 - Subsequent Events
Subsequent Events

Effective March 28, 2017, the maturity date for the Debenture was extended to October 1, 2017.

In November 2016, the Company filed an NDA for its Rexista™ product candidate (abuse-deterrent oxycodone hydrochloride extended release tablets), relying on the 505(b)(2) regulatory pathway, which allowed the Company to reference data from Purdue Pharma L.P.'s file for its OxyContin® (extended release oxycodone hydrochloride). The Rexista™ application was accepted by the FDA for further review in February 2017.  The Company certified to the FDA that it believed that its Rexista™ product candidate would not infringe any of sixteen (16) patents associated with the branded product Oxycontin® (the “Oxycontin® patents”) listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, commonly known as the Orange Book (the “Orange Book”), or that such patents are invalid, and so notified Purdue Pharma L.P. and the other owners of the subject patents listed in the Orange Book of such certification. On April 7, 2017, the Company received notice that Purdue Pharma L.P., Purdue Pharmaceuticals L.P., The P.F. Laboratories, Inc. (collectively, "Purdue parties"), Rhodes Technologies, and Grünenthal GmbH (collectively, “plaintiffs”) had commenced patent infringement proceedings against the Company in the U.S. District Court for the District of Delaware in respect of the Company's NDA filing for Rexista™, alleging that Rexista™ infringes six (6) out of the sixteen (16) patents. The complaint seeks injunctive relief as well as  attorneys' fees and costs and such other and further relief as the Court may deem just and proper.

As a result of the commencement of these legal proceedings, the FDA is stayed for 30 months from granting final approval to the Company's Rexista™ product candidate. That time period commenced on February 24, 2017, when the plaintiffs were notified of the Company certification concerning the patents, and will expire on August 24, 2019, unless the stay is earlier terminated by a final declaration of the courts that the patents are invalid, or are not infringed, or the matter is otherwise settled among the parties. The Company is confident that it does not infringe the subject patents, and will vigorously defend against these claims.